INCOME TAXES - Unrecognized tax benefits (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Unrecognized tax benefits
Unrecognized income tax benefits that could impact effective tax rate	CAD 12.0	CAD 10.1
Unrecognized income tax benefits related to accrued interest and penalties	CAD 0.2	CAD 0.2